Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Basic and diluted	$ 0.12	$ 0.17	$ 0.08
Basic and diluted	$ 0.00	$ 0.16	$ 0.02
Basic and Diluted (in Shares)	30,000,000	30,000,000	30,000,000